ACQUISITIONS AND DISPOSITIONS - Schedule of Supplemental Pro Forma Consolidated Financial Information (Details) - Spectra Energy - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Revenues	$ 45,669	$ 40,934
Earnings attributable to common shareholders	2,902	2,820
Merger Transaction costs	180	$ 51
After-tax Merger Transaction costs	$ 131